EXCHANGEABLE NOTES	6 Months Ended
Jun. 30, 2026
EXCHANGEABLE NOTES
EXCHANGEABLE NOTES
13.	EXCHANGEABLE NOTES

	Lightning
	Speed	Kingway
	Exchangeable	Exchangeable
	Notes	Notes	Total
	US$	US$	US$
Balance as of December 31, 2025	73,046	55,806	128,852
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	2,852	1,189	4,041
Changes in fair values of exchangeable notes due to the instrument-specific credit risk	(3,606)	(1,994)	(5,600)
Settlement of exchangeable notes	(74,628)	(56,780)	(131,408)
Foreign currency translation adjustment	2,336	1,779	4,115
Balance as of June 30, 2026	—	—	—

Lightning Speed Exchangeable Notes

In December 2022, the Company’s subsidiary, Lightning Speed issued the first tranche of exchangeable notes (the “Lightning Speed Exchangeable Notes”) with the principal amount of RMB500,000 to an investor (the “Lightning Speed Exchangeable Notes Holder”). Each tranche of Lightning Speed Exchangeable Notes is scheduled to mature on the five-year anniversary date of issuance and bearing a simple interest rate of loan prime rate published by China Foreign Exchange Trade System (“LPR”).

As mentioned in note 2(d), the Group disposed of a 73% equity interest in Lightning Speed and its subsidiaries. As a result, Lightning Speed Exchangeable Notes were fully settled. Within 90 working days of the Lightning Speed disposal, WFOE, the original ultimate shareholder of Lightning Speed in Chinese mainland, shall take the lead in coordinating all relevant agreement parties to complete the negotiation, finalization, and execution of the supplementary agreement to the original exchangeable note investment agreement entered into in November 2022. Prior to the execution of such supplementary agreement, WFOE shall continue to fulfill the unconditional joint and several liability guarantee as stipulated in the original exchangeable note investment agreement.

Kingway Exchangeable Note

On September 29, 2024, the Company’s subsidiary, Kingway entered into an exchangeable note agreement with an investor. Pursuant to the agreement, Kingway is entitled to issue exchangeable note (the “Kingway Exchangeable Notes”) of RMB600,000 to obtain financing from the investor (the “Kingway Exchangeable Notes Holder”). The repayments of the Kingway Exchangeable Notes were guaranteed by WFOE. Each tranche of Kingway Exchangeable Notes is scheduled to mature on the five-year anniversary date of issuance and bearing a simple interest rate of LPR.

In September 2024, January and April 2025, Kingway issued exchangeable notes with the principal amount of US$28,541 (equivalent to RMB200,000), US$13,910 (equivalent to RMB100,000) and US$13,932 (equivalent to RMB100,000) to Kingway Exchangeable Notes Holder, respectively.

As mentioned in note 2(d), the Group accounted for its investment in Kingway using equity method since June 30, 2026. As a result, Kingway Exchangeable Notes were fully settled. In addition, WFOE, the original ultimate shareholder of Kingway in Chinese mainland, shall continue to fulfill the unconditional joint and several liability guarantee as stipulated in the original exchangeable note investment agreement.

The Group elected the fair value option to account for both the Lightning Speed Exchangeable Notes and the Kingway Exchangeable Notes (“the Exchangeable Notes”), including the component related to accrued interest. The Group believes the fair value option best reflects the economics of the underlying transactions. The Exchangeable Notes were recognized at fair value at the issuance date and are measured subsequently at fair value. The changes in fair values due to the instrument-specific credit risk were charged to other comprehensive income (loss) and reclassified to profit or loss upon disposal. All other changes in fair values were recognized as “Changes in fair values of liabilities, excluding impact of instrument-specific credit risk” in the unaudited condensed consolidated statements of comprehensive loss.

The Group adopted a scenario-weighted average method to estimate the fair value of the Exchangeable Notes, based on an analysis of future values of the settlement of the obligation, assuming various outcomes. The probability weightings assigned to certain potential scenarios were based on management’s assessment of the probability of settlement of the liability in cash or shares and an assessment of the timing of settlement. In each scenario, the obligation valuation was based on the contractually agreed cash payment or equivalent equity discounted to each valuation date. The fair values of the Exchangeable Notes were estimated with the following key assumptions used:

	As of the settlement date
	Lightning Speed	Kingway
	Exchangeable	Exchangeable
	Notes	Notes
Risk‑free interest rates	1.06%-1.18%	1.31%-1.35%
Probability of conversion	50%	75%
Bond yield	21.44%	19.65%-20.96%